CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Subscription Receivables From Shareholders CNY (¥)	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2019	¥ 1	¥ (1)		¥ 1,631,609	¥ 97,307	¥ (55,542)	¥ (980,579)	¥ 692,795
Beginning Balance (in shares) at Dec. 31, 2019 | shares	2,350,123,270		22,098,952
Share repurchased | shares	(25,799,190)		25,799,190
Share Repurchase			¥ (23,915)					(23,915)
Share-based compensation expense				2,950				2,950
Foreign currency translation						(24,238)		(24,238)
Vesting of restricted share units and restricted shares				60				60
Vesting of restricted share units and restricted shares (in shares) | shares	4,002,052		(4,002,052)
Profit appropriations to statutory reserves					0
Net income							(215,094)	(215,094)
Ending Balance at Dec. 31, 2020	¥ 1	(1)	¥ (23,915)	1,634,619	97,307	(79,780)	(1,195,673)	432,558
Ending Balance (in shares) at Dec. 31, 2020 | shares	2,328,326,132		43,896,090
Share repurchased | shares	(34,683,225)		34,683,225
Share Repurchase			¥ (103,543)					(103,543)
Share-based compensation expense				491,461				491,461
Foreign currency translation						(22,145)		(22,145)
Vesting of restricted share units and restricted shares				86				86
Vesting of restricted share units and restricted shares (in shares) | shares	101,574,270		(101,574,270)
Profit appropriations to statutory reserves					113		(113)
Repurchase of vested employee restricted share units for tax withholding			¥ (150,705)					(150,705)
Repurchase of vested employee restricted share units for tax withholding(Shares) | shares	(33,255,495)		33,255,495
Resale of vested employee restricted share units for tax withholding			¥ 46,882				(1,154)	45,728
Resale of vested employee restricted share units for tax withholding (in Shares) | shares	13,043,895		(13,043,895)
New issuance of ordinary shares and warrants				764,968				764,968
New issuance of ordinary shares and warrants(Shares) | shares	202,380,975		70,833,345
Issuance of ordinary shares as a reserve for share-based compensation awards | shares			158,701,950
Net income							2,000,282	2,000,282
Ending Balance at Dec. 31, 2021	¥ 1	(1)	¥ (231,281)	2,891,134	97,420	(101,925)	803,342	¥ 3,458,690
Ending Balance (in shares) at Dec. 31, 2021 | shares	2,577,386,552		226,751,940					2,577,386,552	2,577,386,552
Share repurchased | shares	(154,614,975)		154,614,975
Share Repurchase			¥ (253,079)					¥ (253,079)
Share-based compensation expense				407,397				407,397
Foreign currency translation						97,081		97,081	$ 14,075
Vesting of restricted share units and restricted shares (in shares) | shares	53,018,580		(53,018,580)
Profit appropriations to statutory reserves					5,166		(5,166)
Repurchase of vested employee restricted share units for tax withholding			¥ (31,097)					(31,097)
Repurchase of vested employee restricted share units for tax withholding(Shares) | shares	(17,102,175)		17,102,175
Resale of vested employee restricted share units for tax withholding			¥ 134,919				(64,541)	70,378
Resale of vested employee restricted share units for tax withholding (in Shares) | shares	37,313,775		(37,313,775)
Net income							486,357	486,357	70,514
Ending Balance at Dec. 31, 2022	¥ 1	¥ (1)	¥ (380,538)	¥ 3,298,531	¥ 102,586	¥ (4,844)	¥ 1,219,992	¥ 4,235,727	$ 614,123
Ending Balance (in shares) at Dec. 31, 2022 | shares	2,496,001,757		308,136,735					2,496,001,757	2,496,001,757